Share-based compensation - Summary of Restricted Stock Units Activities Under All Incentive Plans (Detail) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs unvested at beginning of period | shares	0
Number of RSUs, granted | shares	7,822,280
Number of RSUs, vested | shares	0
Number of RSUs, forfeited | shares	(270,800)
Number of RSUs unvested at end of period | shares	7,551,480
Weighted-average grant date fair value at beginning of period | $ / shares	$ 0
Weighted-average grant date fair value, granted | $ / shares	1.4375
Weighted-average grant date fair value, vested | $ / shares	0
Weighted-average grant date fair value, forfeited | $ / shares	1.3233
Weighted-average grant date fair value at end of period | $ / shares	$ 1.4416